Average Annual Total Returns{- Fidelity Agricultural Productivity Fund} - 05.31 Megatrend Funds Combo Pro-04 - Fidelity Agricultural Productivity Fund	Fidelity Agricultural Productivity Fund Return Before Taxes Past 1 year	Fidelity Agricultural Productivity Fund Return Before Taxes Since Inception		Fidelity Agricultural Productivity Fund After Taxes on Distributions Past 1 year	Fidelity Agricultural Productivity Fund After Taxes on Distributions Since Inception		Fidelity Agricultural Productivity Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Agricultural Productivity Fund After Taxes on Distributions and Sales Since Inception		MS159 Past 1 year	MS159 Since Inception		IXXIQ Past 1 year	IXXIQ Since Inception
Total	23.35%	45.31%	[1]	23.13%	45.06%	[1]	13.97%	35.49%	[1]	18.90%	31.71%	[1]	22.90%	46.50%	[1]

[1]	(a)From April 16, 2020